Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Costs

The elements of the lease costs were as follows (in thousands):

	Three Months Ended March 31,
	2025	2024
Operating lease cost	$929	$1,469
Finance lease cost:
Amortization of lease assets	263	1,298
Interest on lease liabilities	19	236
Total finance lease cost	282	1,534
Variable lease cost	115	472
Total lease cost	$1,326	$3,475

The elements of the lease costs were as follows (in thousands):

	Years Ended December 31,
	2024	2023
Operating lease cost	$5,245	$5,774
Finance lease cost:
Amortization of lease assets	1,584	1,187
Interest on lease liabilities	217	139
Total finance lease cost	1,801	1,326
Variable lease cost	1,071	1,733
Short term lease cost	671	—
Total lease cost	$8,788	$8,833

Schedule of Lease Term and Discount Rate Information

Lease term and discount rate information related to leases was as follows:

	March 31,
	2025	2024
Weighted-average remaining lease term (in years)
Operating leases	2.4	2.3
Finance leases	0.6	1.5

Weighted-average discount rate
Operating leases	9.8%	9.3%
Finance leases	9.0%	9.0%

Lease term and discount rate information related to leases was as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (in years)
Operating leases	2.7	2.6
Finance leases	0.8	1.5
Weighted-average discount rate
Operating leases	9.9%	9.8%
Finance leases	9.0%	9.0%

Schedule of Supplemental Cash Flow Information

Supplemental cash flow information was as follows (in thousands):

	Three Months Ended
	March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$707	$1,463
Operating cash used in finance leases	$19	$236
Financing cash used in finance leases	$304	$1,319

Supplemental cash flow information was as follows (in thousands):

	Years Ended
	December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash used in operating leases	$5,807	$5,764
Operating cash used in finance leases	$217	$139
Financing cash used in finance leases	$1,429	$1,301

Schedule of Future Maturities of Lease Liabilities

Future maturities of lease liabilities were as follows as of March 31, 2025 (in thousands):

	Operating	Finance
	Leases	Leases
Fiscal year ending:
2025 (remaining nine months)	$1,042	$639
2026	226	20
2027	233	—
2028	240	—
2029	184	—
Thereafter	—	—
Total future minimum payments	1,925	659
Less imputed interest	(240)	(19)
Present value of lease liabilities	$1,685	$640

Future maturities of lease liabilities were as follows as of December 31, 2024 (in thousands):

	Operating	Finance
	Leases	Leases
Fiscal year ending:
2025	$927	$942
2026	225	21
2027	233	—
2028	240	—
2029	184	—
Thereafter	—	—
Total future minimum payments	1,809	963
Less imputed interest	(253)	(38)
Present value of lease liabilities	$1,556	$925